Expense Example, No Redemption - Gateway Trust - Classes A, C, N, and Y - C	Dec. 31, 2025 USD ($)
Gateway Equity Call Premium Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 171
Expense Example, No Redemption, 3 Years	555
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,909
Gateway Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	936
Expense Example, No Redemption, 10 Years	$ 1,837